FIDELITY (LOGO) INVESTMENTS(registered trademark)  FMR Corp.
                                                   82 Devonshire Street
                                                   Boston MA  02109-3614
                                                   617 563 7000

                    November 27, 1998





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         Fidelity Charles Street Trust (the trust):

            Fidelity Asset Manager(registered trademark)

            Fidelity Asset Manager: Growth

            Fidelity Asset Manager: Income

            Fidelity Short-Intermediate Government Fund

            Spartan(registered trademark) Investment Grade Bond Fund

            Spartan Short-Term Bond Fund (the funds)

            File No. 2-73133 and 811-3221

______________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                    Very truly yours,







                    /s/Eric D. Roiter
                       Eric D. Roiter
                       Secretary